Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.23%
Brazil-4.57%
BB Seguridade Participacoes S.A.	280,676	$2,279,372
Caixa Seguridade Participacoes S.A.	551,510	2,198,159
Cia Energetica de Minas Gerais, Preference Shares	868,003	1,937,381
CPFL Energia S.A.	205,299	1,864,426
Equatorial S.A.	228,301	1,737,202
Itau Unibanco Holding S.A., Preference Shares	231,088	1,950,806
Itausa S.A., Preference Shares	700,491	1,905,423
Klabin S.A.	567,373	2,038,038
Porto Seguro S.A.	177,284	1,908,700
Telefonica Brasil S.A.	266,043	1,708,636
		19,528,143
Chile-2.25%
Banco de Chile	9,060,870	1,890,391
Banco Santander Chile	23,682,067	2,065,764
Empresas COPEC S.A.	262,946	1,798,333
Enel Americas S.A.	21,721,339	2,058,495
Enel Chile S.A.	20,330,600	1,795,316
		9,608,299
China-16.09%
Agricultural Bank of China Ltd., H Shares	2,496,873	2,007,641
Bank of China Ltd., H Shares	3,489,309	2,448,018
Bank of Communications Co. Ltd., H Shares	2,417,000	2,328,958
Beijing Enterprises Holdings Ltd.	540,500	2,180,271
Beijing Enterprises Water Group Ltd.	5,256,000	1,547,088
China CITIC Bank Corp. Ltd., H Shares	1,818,050	1,792,833
China Communications Services Corp. Ltd., H Shares	3,338,000	1,817,089
China Construction Bank Corp., H Shares	1,800,278	2,112,708
China Everbright Bank Co. Ltd., H Shares(a)	4,010,000	1,631,129
China Gas Holdings Ltd.(a)	2,099,989	1,638,130
China Merchants Bank Co. Ltd., H Shares	309,500	2,008,265
China Merchants Port Holdings Co. Ltd.	998,000	1,949,168
China Overseas Property Holdings Ltd.	3,515,000	1,542,486
China Petroleum & Chemical Corp., H Shares	3,272,000	1,849,284
China Power International Development Ltd.(a)	4,884,000	1,767,733
China Resources Gas Group Ltd.	851,400	1,816,295
China Resources Power Holdings Co. Ltd.(a)	784,000	1,931,725
China Suntien Green Energy Corp. Ltd., H Shares	3,893,000	1,635,278
China Tower Corp. Ltd., H Shares(b)	1,607,313	2,054,868
Guangdong Investment Ltd.	1,768,000	1,908,191
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	1,182,000	2,404,717
Haitian International Holdings Ltd.	667,000	1,768,798
Hengan International Group Co. Ltd.	693,830	2,188,954
Industrial & Commercial Bank of China Ltd., H Shares	2,415,811	2,311,171
Jiangsu Expressway Co. Ltd., H Shares	1,329,712	1,644,707
Kunlun Energy Co. Ltd.	2,332,000	2,156,909
Poly Property Services Co. Ltd., H Shares(b)	487,600	1,747,717
Postal Savings Bank of China Co. Ltd., H Shares(b)	3,241,469	2,099,692
Qingdao Port International Co. Ltd., H Shares(b)	1,825,000	1,656,100
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,592,600	2,443,148
Shenzhen International Holdings Ltd.(a)	2,195,322	1,709,459
	Shares	Value
China-(continued)
Sichuan Expressway Co. Ltd., H Shares(a)	2,650,000	$1,633,366
Sinopharm Group Co. Ltd., H Shares	927,600	2,057,251
Tsingtao Brewery Co. Ltd., H Shares	292,000	1,736,213
Want Want China Holdings Ltd.	3,336,000	1,435,873
Zhejiang Expressway Co. Ltd., H Shares	2,092,117	1,852,759
		68,813,992
Czech Republic-1.05%
CEZ A.S.(a)	33,250	2,138,891
Komercni banka A.S.	47,324	2,366,640
		4,505,531
Greece-0.91%
Hellenic Telecommunications Organization S.A.	92,270	2,124,713
JUMBO S.A.	62,725	1,748,811
		3,873,524
Hungary-0.44%
Richter Gedeon Nyrt	50,182	1,866,804
India-1.76%
Dr. Reddy’s Laboratories Ltd., ADR(a)	129,950	1,539,908
HDFC Bank Ltd., ADR	74,482	1,782,354
ICICI Bank Ltd., ADR	76,248	2,286,678
Reliance Industries Ltd., GDR(b)	35,150	1,929,295
		7,538,235
Kuwait-4.62%
Al Ahli Bank of Kuwait K.S.C.P.	3,020,674	2,623,427
Boubyan Bank K.S.C.P.	1,544,123	3,217,096
Gulf Bank K.S.C.P.	2,130,918	2,423,723
Kuwait Finance House K.S.C.P.	1,523,825	3,865,778
Mobile Telecommunications Co. K.S.C.P.	1,382,297	2,669,808
National Bank of Kuwait S.A.K.P.	1,003,942	2,786,659
Warba Bank KSCP	2,383,018	2,153,443
		19,739,934
Malaysia-10.83%
Alliance Bank Malaysia Bhd.	1,771,000	2,063,611
AMMB Holdings Bhd.	1,460,000	2,418,090
CelcomDigi Bhd.	3,098,100	2,260,461
CIMB Group Holdings Bhd.	1,124,400	2,171,428
Hong Leong Bank Bhd.	419,570	2,263,777
IHH Healthcare Bhd.	1,038,195	2,122,662
IOI Corp. Bhd.	2,497,400	2,705,613
Kuala Lumpur Kepong Bhd.	403,600	2,078,069
Malayan Banking Bhd.	1,059,442	2,824,463
MISC Bhd.	1,110,900	2,171,211
Petronas Gas Bhd.	507,344	2,177,611
Press Metal Aluminium Holdings Bhd.	825,200	1,601,911
Public Bank Bhd.	1,948,100	2,462,828
QL Resources Bhd.	1,905,300	1,863,887
RHB Bank Bhd.	1,187,279	2,483,281
SD Guthrie Bhd.	1,605,442	2,580,463
Sunway Bhd.	1,394,500	1,799,266
Telekom Malaysia Bhd.	965,200	1,830,009
Tenaga Nasional Bhd.	716,172	2,558,502
TIME dotCom Bhd.	1,334,900	1,960,195
United Plantations Bhd.	235,600	1,946,849
		46,344,187
Mexico-4.24%
America Movil S.A.B. de C.V., Class B	1,367,104	1,738,979
Arca Continental S.A.B. de C.V.	149,041	1,704,783
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Mexico-(continued)
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	161,283	$1,740,701
Fibra Uno Administracion S.A. de C.V.	1,061,756	1,908,669
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)	152,071	1,940,942
Gruma S.A.B. de C.V., Class B(a)	125,507	1,867,950
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	64,129	1,772,766
Grupo Comercial Chedraui S.A. de C.V.(a)	367,013	1,913,289
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	816,884	1,892,679
Wal-Mart de Mexico S.A.B. de C.V., Series V(a)	578,124	1,674,355
		18,155,113
Philippines-0.75%
Manila Electric Co.	180,512	1,416,625
SM Investments Corp.	182,917	1,771,685
		3,188,310
Poland-0.44%
Powszechny Zaklad Ubezpieczen S.A.	99,599	1,892,800
Qatar-3.77%
AlRayan Bank	4,945,608	2,702,011
Commercial Bank P.S.Q.C. (The)	1,660,775	1,876,090
Industries Qatar Q.S.C.	681,689	1,978,081
Mesaieed Petrochemical Holding Co.	7,316,490	2,199,902
Ooredoo Q.P.S.C.	463,093	1,590,440
Qatar Gas Transport Co. Ltd.	1,552,320	1,764,136
Qatar Islamic Bank Q.P.S.C.	327,878	1,958,016
Qatar National Bank Q.P.S.C.	453,788	2,067,146
		16,135,822
Romania-0.69%
NEPI Rockcastle N.V.(d)	322,011	2,958,702
Russia-0.00%
X5 Retail Group N.V., GDR(b)(d)(e)	51,546	0
Saudi Arabia-10.63%
Al Rajhi Bank	115,949	1,935,047
Alinma Bank	314,523	1,959,725
Almarai Co. JSC	151,355	1,868,795
Arab National Bank	361,559	2,092,222
Astra Industrial Group Co.	46,662	1,508,034
Bank AlBilad	275,040	1,803,680
Bank Al-Jazira	646,252	2,094,871
Banque Saudi Fransi	385,390	2,032,407
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	31,093	1,946,698
Etihad Etisalat Co.	114,866	1,903,380
Jamjoom Pharmaceuticals Factory Co.	40,032	1,457,668
Jarir Marketing Co.	603,062	2,677,351
Mouwasat Medical Services Co.	97,760	1,623,135
Nahdi Medical Co.	65,567	1,662,994
Riyad Bank	392,415	2,128,405
SABIC Agri-Nutrients Co.	54,875	1,801,413
SAL Saudi Logistics Services	36,727	1,695,451
Saudi Arabian Oil Co.(b)	370,240	2,612,130
Saudi Awwal Bank	252,216	2,278,907
Saudi Basic Industries Corp.	114,895	1,521,472
Saudi Energy Co.	482,618	2,183,700
Saudi National Bank (The)	162,243	1,697,777
Saudi Telecom Co.	261,508	3,006,561
		45,491,823
	Shares	Value
South Africa-7.32%
Absa Group Ltd.	127,555	$1,754,887
Bid Corp. Ltd.	92,794	2,540,879
Bidvest Group Ltd. (The)(a)	128,213	1,920,242
Capitec Bank Holdings Ltd.	7,489	2,134,496
Clicks Group Ltd.	125,305	1,673,915
Discovery Ltd.	111,730	1,773,721
FirstRand Ltd.	301,487	1,799,797
Growthpoint Properties Ltd.	1,966,224	2,099,246
Nedbank Group Ltd.	110,573	1,867,018
Old Mutual Ltd.	2,096,402	1,692,723
OUTsurance Group Ltd.	429,887	2,147,832
Remgro Ltd.	176,449	2,069,643
Sanlam Ltd.	354,786	1,885,445
Shoprite Holdings Ltd.	115,230	2,000,560
Standard Bank Group Ltd.	97,854	1,944,941
Vodacom Group Ltd.	208,841	2,016,978
		31,322,323
Taiwan-19.30%
Asia Cement Corp.	2,086,057	2,125,789
Cathay Financial Holding Co. Ltd.	551,000	1,714,867
Chailease Holding Co. Ltd.	492,660	1,691,274
Chang Hwa Commercial Bank Ltd.	4,269,968	3,319,629
Cheng Shin Rubber Industry Co. Ltd.	1,572,000	1,480,331
Chicony Electronics Co. Ltd.	400,000	1,302,748
China Airlines Ltd.	3,114,000	2,158,770
China Steel Corp.	2,888,000	1,689,695
Chunghwa Telecom Co. Ltd.	784,509	3,372,958
CTBC Financial Holding Co. Ltd.	898,992	1,794,330
E.Sun Financial Holding Co. Ltd.	2,242,633	2,674,815
Eva Airways Corp.	1,560,000	2,081,314
Far Eastern New Century Corp.	2,018,070	1,691,081
Far EasTone Telecommunications Co. Ltd.	650,972	2,113,234
First Financial Holding Co. Ltd.	2,870,488	3,261,046
Fubon Financial Holding Co. Ltd.	491,000	1,957,112
Highwealth Construction Corp.	1,222,000	1,657,478
Hua Nan Financial Holdings Co. Ltd.	1,842,110	2,474,339
International Games System Co. Ltd.	66,000	1,579,438
Lien Hwa Industrial Holdings Corp.	1,619,981	2,010,333
Mega Financial Holding Co. Ltd.	2,049,012	3,358,687
Pou Chen Corp.	2,085,000	1,542,565
President Chain Store Corp.	360,000	2,492,937
Ruentex Development Co. Ltd.	2,179,000	1,813,450
Shanghai Commercial & Savings Bank Ltd. (The)	2,248,627	3,153,417
Simplo Technology Co. Ltd.	133,000	1,437,428
SinoPac Financial Holdings Co. Ltd.	2,105,378	2,625,701
Starlux Airlines Co. Ltd.(d)	4,582,062	3,062,930
Taichung Commercial Bank Co. Ltd.	4,932,236	3,120,024
Taiwan Business Bank	5,626,870	3,157,773
Taiwan Cooperative Financial Holding Co. Ltd.	5,152,480	4,390,505
Taiwan High Speed Rail Corp.	4,091,096	3,283,221
Taiwan Mobile Co. Ltd.	741,362	2,574,774
Uni-President Enterprises Corp.	1,084,949	2,467,136
Yuanta Financial Holding Co. Ltd.	933,000	1,946,414
		82,577,543
Thailand-6.61%
Advanced Info Service PCL, NVDR	176,503	2,004,877
Bangkok Bank PCL, NVDR	443,198	2,537,140
Bangkok Dusit Medical Services PCL, NVDR	3,186,676	1,830,192
Kasikornbank PCL, NVDR	389,469	2,841,598
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Thailand-(continued)
Krung Thai Bank PCL, NVDR	1,587,148	$2,096,618
PTT PCL, NVDR	1,869,224	2,154,783
SCB X PCL, NVDR	625,431	2,860,309
Thai Beverage PCL	6,754,394	2,424,105
Thanachart Capital PCL, NVDR	1,207,960	2,819,245
Tisco Financial Group PCL, NVDR	1,034,711	3,976,503
TMBThanachart Bank PCL, NVDR	29,966,859	2,739,010
		28,284,380
United Arab Emirates-2.96%
Abu Dhabi National Oil Co. for Distribution PJSC	2,313,826	2,519,883
ADNOC Gas PLC	2,701,133	2,424,207
Borouge PLC	5,647,294	3,689,306
Dubai Electricity and Water Authority PJSC	2,550,534	1,902,457
Emirates Telecommunications Group Co. PJSC	384,934	2,132,266
		12,668,119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $376,267,762)		424,493,584
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.49%
Invesco Private Government Fund, 3.69%(f)(g)(h)	2,964,910	$2,964,910
Invesco Private Prime Fund, 3.82%(f)(g)(h)	7,702,495	7,703,265
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,667,962)		10,668,175
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $386,935,724)		435,161,759
OTHER ASSETS LESS LIABILITIES-(1.72)%		(7,375,129)
NET ASSETS-100.00%		$427,786,630

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $12,099,802, which represented 2.83% of the Fund’s Net Assets.

(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$246,488	$24,716,473	$(24,962,961)	$-	$-	$-	$12,034
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,599,725	45,565,608	(44,200,423)	-	-	2,964,910	250,736 *
Invesco Private Prime Fund	5,346,672	71,091,336	(68,732,964)	477	(2,256)	7,703,265	306,827 *
Total	$7,192,885	$141,373,417	$(137,896,348)	$477	$(2,256)	$10,668,175	$569,597

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2026
(Unaudited)
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	37	September-2026	$3,038,255	$(79,363)	$(79,363)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.34%
Belgium-0.05%
Cenergy Holdings S.A.	527	$13,133
Brazil-7.15%
Ambev S.A.	25,266	79,518
Axia Energia S.A.	8,816	91,654
Banco Bradesco S.A.	11,436	35,992
Banco Bradesco S.A., Preference Shares	41,018	148,792
Banco BTG Pactual S.A., Series CPO	8,000	89,437
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	15,693	85,559
Cia Paranaense de Energia	13,829	40,366
CPFL Energia S.A.	1,335	12,124
Eneva S.A.(a)	5,668	29,352
Itau Unibanco Holding S.A.	4,430	39,795
Itau Unibanco Holding S.A., Preference Shares	43,511	367,313
Itausa S.A., Preference Shares	45,292	123,200
Motiva Infraestrutura de Mobilidade S.A.	6,121	17,782
Rede D’Or Sao Luiz S.A.(b)	6,207	42,319
Telefonica Brasil S.A.	4,430	28,451
TIM S.A.	5,813	22,231
Vale S.A.	28,017	420,642
Vibra Energia S.A.	7,165	50,840
		1,725,367
Chile-1.34%
Banco de Chile	391,180	81,613
Banco de Credito e Inversiones S.A.	913	65,785
Banco Santander Chile	465,482	40,604
Falabella S.A.	6,626	44,360
LATAM Airlines Group S.A.	2,248,536	59,914
Plaza S.A.	7,776	31,573
		323,849
China-11.20%
3SBio, Inc.(a)(b)(c)	16,485	35,208
Aluminum Corp. of China Ltd., H Shares	36,239	39,464
Ascletis Pharma, Inc.(a)(b)	1,764	1,878
China Eastern Airlines Corp. Ltd., H Shares(a)	10,075	4,196
China Gold International Resources Corp. Ltd.	3,173	71,642
China Hongqiao Group Ltd.	32,267	101,544
China Life Insurance Co. Ltd., H Shares	65,017	242,079
China Medical System Holdings Ltd.	8,022	12,225
China Nonferrous Mining Corp. Ltd.	10,584	19,975
China Pacific Insurance (Group) Co. Ltd., H Shares	14,064	54,898
China Reinsurance Group Corp., H Shares	49,750	8,697
China Resources Mixc Lifestyle Services Ltd.(b)	3,453	17,564
China Taiping Insurance Holdings Co. Ltd.	9,668	27,128
CMOC Group Ltd., H Shares	43,736	94,271
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	7,056	12,479
CSPC Pharmaceutical Group Ltd.	48,195	52,727
Datang International Power Generation Co. Ltd., H Shares(c)	17,639	5,676
Dekon Food And Agriculture Group, H Shares(a)(b)(c)	336	2,179
Dongfang Electric Corp. Ltd., H Shares	2,751	7,541
Fufeng Group Ltd.(c)	7,056	4,654
Ganfeng Lithium Group Co. Ltd., H Shares(b)	3,523	16,552
GF Securities Co. Ltd., H Shares	6,815	14,863
Goldwind Science & Technology Co. Ltd., H Shares	4,842	6,013
Hansoh Pharmaceutical Group Co. Ltd.(b)	7,678	31,441
	Shares	Value
China-(continued)
Hengan International Group Co. Ltd.	3,528	$11,130
Hua Hong Semiconductor Ltd.(a)(b)(c)	7,827	127,570
Innovent Biologics, Inc.(a)(b)	9,475	104,635
JD Health International, Inc.(a)(b)	5,916	29,774
Jiangxi Copper Co. Ltd., H Shares	14,194	63,871
JL Mag Rare-Earth Co. Ltd., H Shares(b)	794	1,663
Joinn Laboratories China Co. Ltd., H Shares(b)	882	2,500
Lygend Resources & Technology Co. Ltd., H Shares(b)	1,343	2,267
Minth Group Ltd.	4,214	14,929
MMG Ltd.(a)(c)	44,722	48,000
Nanshan Aluminium International Holdings Ltd.	529	1,836
New China Life Insurance Co. Ltd., H Shares	8,964	55,281
Nine Dragons Paper Holdings Ltd.(a)(c)	13,754	13,256
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	49,997	34,761
PetroChina Co. Ltd., H Shares	132,851	169,065
Ping An Healthcare and Technology Co. Ltd.(a)(b)	6,645	6,636
Ping An Insurance (Group) Co. of China Ltd., H Shares	41,160	307,528
Pop Mart International Group Ltd.(b)(c)	4,171	86,564
Remegen Co. Ltd., B Shares(a)(b)	2,314	24,116
Sany Heavy Equipment International Holdings Co. Ltd.	9,483	8,984
Shandong Gold Mining Co. Ltd., H Shares(b)	8,629	22,276
Shanghai Conant Optical Co. Ltd., H Shares	1,375	5,543
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	2,404	7,328
Shanghai Henlius Biotech, Inc., H Shares(a)(b)	504	3,576
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	265	16,295
Sino Biopharmaceutical Ltd.	72,428	46,474
SITC International Holdings Co. Ltd.	6,909	34,837
VOYAH Automobile Technology Co. Ltd., H Shares(a)	1,679	620
Wanguo Gold Group Ltd.(c)	8,556	11,511
Weichai Power Co. Ltd., H Shares	13,347	55,812
WuXi AppTec Co. Ltd., H Shares(b)(c)	2,508	51,437
Wuxi Biologics (Cayman), Inc.(a)(b)	19,424	95,877
WuXi XDC Cayman, Inc.(a)	942	6,214
XD, Inc.(a)(b)(c)	2,669	16,206
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(b)	2,806	34,039
ZCZL Industrial Technology Group Co. Ltd., H Shares	2,059	3,694
Zhaojin Mining Industry Co. Ltd., H Shares	15,142	41,051
Zijin Mining Group Co. Ltd., H Shares	58,886	250,054
		2,702,104
Colombia-0.84%
Grupo Cibest S.A.	2,369	67,322
Grupo Cibest S.A., Preference Shares	3,843	90,989
Grupo de Inversiones Suramericana S.A., Preference Shares	1,249	17,743
Interconexion Electrica S.A. ESP	2,713	25,780
		201,834
Czech Republic-0.10%
Komercni banka A.S.	480	24,004
Greece-1.90%
Alpha Bank S.A.	17,265	85,419
Eurobank S.A.	16,427	84,696
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Greece-(continued)
GEK TERNA S.A.	570	$29,769
Motor Oil Hellas Corinth Refineries S.A.	449	26,318
National Bank of Greece S.A.	5,866	109,512
Piraeus Bank S.A.(a)	8,136	94,685
Public Power Corp. S.A.	1,055	27,124
		457,523
Guatemala-0.39%
Millicom International Cellular S.A.	998	95,289
Hong Kong-0.31%
Grand Pharmaceutical Group Ltd.	5,353	3,524
Regencell Bioscience Holdings Ltd.(a)(c)	499	3,084
Time Interconnect Technology Ltd.	5,292	8,874
WH Group Ltd.	55,845	60,093
		75,575
Hungary-1.28%
MOL Hungarian Oil & Gas PLC(a)	2,743	39,212
OTP Bank Nyrt.	1,817	268,751
		307,963
India-2.76%
Aditya Birla Capital Ltd.(a)	5,793	24,537
Ashok Leyland Ltd.	20,499	35,685
AU Small Finance Bank Ltd.(b)	2,157	23,673
Canara Bank	11,300	14,792
Federal Bank Ltd.	11,247	42,283
GE Vernova T&D India Ltd.	689	31,198
Hindalco Industries Ltd.	9,322	95,521
Hindustan Copper Ltd.	2,778	14,351
Indian Bank	1,721	15,077
L&T Finance Ltd.	6,572	21,432
Laurus Labs Ltd.(b)	2,322	44,204
Multi Commodity Exchange of India Ltd.	957	27,007
Muthoot Finance Ltd.	657	21,465
National Aluminium Co. Ltd.	5,877	21,622
Shriram Finance Ltd.	9,895	108,451
State Bank of India	11,688	125,791
		667,089
Indonesia-0.23%
PT Aneka Tambang Tbk	72,025	11,478
PT Barito Pacific Tbk	155,642	15,834
PT Bumi Resources Minerals Tbk(a)	545,718	16,907
PT Impack Pratama Industri Tbk(a)	110,035	9,400
PT MD Entertainment Tbk(a)	23,447	1,378
		54,997
Malaysia-0.48%
99 Speed Mart Retail Holdings Bhd.	11,200	10,030
Press Metal Aluminium Holdings Bhd.	22,575	43,823
RHB Bank Bhd.	12,655	26,469
Sunway REIT	11,900	6,461
TIME dotCom Bhd.	7,200	10,573
United Plantations Bhd.	2,145	17,725
		115,081
Mexico-2.39%
CEMEX S.A.B. de C.V., Series CPO(c)(d)	97,001	114,666
Grupo Mexico S.A.B. de C.V., Class B	22,073	264,259
Industrias Penoles S.A.B. de C.V.	1,882	86,483
Southern Copper Corp.	609	111,270
		576,678
	Shares	Value
Peru-1.10%
Credicorp Ltd.	665	$266,386
Poland-1.76%
KGHM Polska Miedz S.A.	1,289	106,630
Orange Polska S.A.	3,907	15,920
ORLEN S.A.	5,601	221,795
Powszechny Zaklad Ubezpieczen S.A.	3,185	60,528
Tauron Polska Energia S.A.	8,522	20,540
		425,413
Qatar-0.04%
Estithmar Holding Q.P.S.C.(a)	8,417	9,741
Russia-0.00%
Alrosa PJSC(a)(e)	11,439	0
Gazprom PJSC(a)(e)	43,562	0
Severstal PAO(a)(e)	1,045	0
		0
South Africa-3.95%
Absa Group Ltd.	4,618	63,534
Capitec Bank Holdings Ltd.	528	150,489
Gold Fields Ltd.	7,050	227,253
Growthpoint Properties Ltd.	25,856	27,605
Impala Platinum Holdings Ltd.	7,525	81,920
MTN Group Ltd.	9,797	121,234
Northam Platinum Holdings Ltd.	3,074	43,937
Sibanye Stillwater Ltd.	30,733	66,300
Valterra Platinum Ltd.	1,844	137,830
Vodacom Group Ltd.	3,336	32,219
		952,321
South Korea-45.86%
APR Co., Ltd.	403	89,440
CJ Corp.	90	8,072
Doosan Co. Ltd.	48	37,900
Doosan Co. Ltd., Preference Shares	29	8,632
Doosan Enerbility Co. Ltd.(a)	4,477	205,176
Ecopro Co. Ltd.(a)	655	35,857
GS Holdings Corp.	315	19,489
Hana Financial Group, Inc.	1,758	151,960
Hanwha Aerospace Co. Ltd.	282	181,041
Hanwha Corp.	231	13,578
Hanwha Corp., Third Pfd.	140	2,872
Hanwha Ocean Co. Ltd.(a)	831	49,195
Hanwha Systems Co. Ltd., Class C	620	27,154
HD Hyundai Co. Ltd.	398	54,651
HD Hyundai Electric Co. Ltd.	135	62,428
Hyosung Heavy Industries Corp.	87	141,394
Hyundai Autoever Corp.	55	13,760
Hyundai Engineering & Construction Co. Ltd.	692	44,838
Hyundai Motor Co.	1,103	292,248
Hyundai Motor Co., First Pfd.	137	18,741
Hyundai Motor Co., Preference Shares	18	2,352
Hyundai Motor Co., Second Pfd.	210	28,928
Hyundai Rotem Co. Ltd.	760	70,627
Industrial Bank of Korea	1,665	23,871
KIWOOM Securities Co. Ltd.	169	33,745
Korea Aerospace Industries Ltd.	674	60,009
Korea Electric Power Corp.	2,130	51,185
Korea Investment Holdings Co. Ltd.	380	53,646
Korea Investment Holdings Co. Ltd., Preference Shares	63	6,563
LG Uplus Corp.	1,486	15,237
LIG Defense&Aerospace Co. Ltd.	70	34,204
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
LS Electric Co. Ltd.	460	$57,921
Mirae Asset Securities Co. Ltd.	2,704	64,235
Mirae Asset Securities Co. Ltd., Pfd.	1,805	13,645
NH Investment & Securities Co. Ltd.	1,084	21,232
Peptron, Inc.(a)	137	12,146
Rainbow Robotics(a)	41	12,188
Sam Chun Dang Pharm Co. Ltd.	90	9,281
Samsung C&T Corp.	797	185,671
Samsung E&A Co. Ltd.	919	27,204
Samsung Electro-Mechanics Co. Ltd.	365	278,914
Samsung Electro-Mechanics Co. Ltd., Preference Shares	19	5,256
Samsung Electronics Co. Ltd.	14,049	2,445,296
Samsung Electronics Co. Ltd., Preference Shares	9,553	1,200,478
Samsung Heavy Industries Co. Ltd.(a)	4,889	72,690
Samsung Life Insurance Co. Ltd.	744	155,958
Samsung Securities Co. Ltd.	464	31,450
Shinhan Financial Group Co. Ltd.	2,967	205,969
SK hynix, Inc.	2,867	3,255,925
SK Square Co. Ltd.(a)	1,371	942,718
SK, Inc.	270	100,871
Woori Financial Group, Inc.	5,617	130,030
		11,067,871
Taiwan-14.12%
Asia Vital Components Co. Ltd.	2,351	165,341
ASPEED Technology, Inc.	219	95,647
Caliway Biopharmaceuticals Co. Ltd.(a)	7,232	22,910
Chroma ATE, Inc.	3,083	193,693
Compeq Manufacturing Co. Ltd.	7,717	39,482
Delta Electronics, Inc.	18,082	889,591
Elite Material Co. Ltd.	2,477	355,580
Gold Circuit Electronics Ltd.	3,048	73,055
King Slide Works Co. Ltd.	393	94,171
King Yuan Electronics Co. Ltd.	9,023	60,943
MPI Corp.	646	102,828
Nan Ya Plastics Corp.	36,173	171,870
Nan Ya Printed Circuit Board Corp.	1,526	42,015
Nanya Technology Corp.	18,627	199,146
Phison Electronics Corp.	2,358	116,050
Powerchip Semiconductor Manufacturing Corp.(a)	29,987	49,044
Powertech Technology, Inc.	4,683	33,482
Silicon Motion Technology Corp., ADR	224	56,806
Taiwan Glass Industry Corp.(a)	7,608	10,514
Tripod Technology Corp.	2,910	32,674
Unimicron Technology Corp.	9,814	230,266
Winbond Electronics Corp.	49,390	190,492
Yageo Corp.	12,095	182,045
		3,407,645
Thailand-0.04%
Tisco Financial Group PCL, NVDR	2,259	8,682
	Shares	Value
Turkey-1.11%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	13,556	$97,646
Destek Finans Faktoring A.S.(a)	703	25,133
Efor Yatirim Sanayi Ticaret A.S.	5,252	2,303
EIS Eczacibasi Ilac, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,014	1,456
Enerjisa Enerji A.S.(b)	1,439	3,296
Enerya Enerji A.S.	19,251	3,736
Enka Insaat ve Sanayi A.S.	12,280	22,630
Gubre Fabrikalari T.A.S.(a)	354	2,964
Kiler Holding A.S.(a)	3,965	6,153
Koza Altin Isletmeleri A.S.(a)	6,798	6,303
Margun Enerji Uretim Sanayi ve Ticaret A.S(a)	10,250	7,960
Pasifik Eurasia Lojistik Dis Ticaret AS(a)	2,736	8,934
Peker Gayrimenkul Yatirim Ortakligi A.S.(a)	56,187	17,386
Ral Yatirim Holding A.S.(a)	909	4,601
TAB Gida Sanayi ve Ticaret A.S.	354	1,811
Tera Yatirim Menkul Degerler A.S.(a)	3,530	13,312
Turkiye Halk Bankasi A.S.(a)	3,484	2,741
Turkiye Petrol Rafinerileri A.S.	6,154	38,329
		266,694
United Arab Emirates-0.93%
Abu Dhabi Islamic Bank PJSC	9,423	54,436
Air Arabia PJSC	17,205	22,819
Dubai Islamic Bank PJSC	15,344	30,411
Emirates NBD Bank PJSC	14,274	117,241
		224,907
United States-0.01%
Cirrus Aircraft Ltd.	529	2,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.34% (Cost $23,239,270)		23,973,103
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.39%
Invesco Private Government Fund, 3.69%(f)(g)(h)	92,802	92,802
Invesco Private Prime Fund, 3.82%(f)(g)(h)	240,977	241,001
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $333,804)		333,803
TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $23,573,074)		24,306,906
OTHER ASSETS LESS LIABILITIES-(0.73)%		(175,057)
NET ASSETS-100.00%		$24,131,849
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $827,450, which represented 3.43% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,687	$7,554,727	$(7,624,414)	$-	$-	$-	$2,128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,739	2,158,701	(2,119,638)	-	-	92,802	6,734 *
Invesco Private Prime Fund	140,723	2,922,113	(2,821,767)	(1)	(67)	241,001	7,973 *
Total	$264,149	$12,635,541	$(12,565,819)	$(1)	$(67)	$333,803	$16,835

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Australia-8.95%
ANZ Group Holdings Ltd.	56,619	$1,477,009
APA Group	270,559	1,931,845
Aurizon Holdings Ltd.	536,612	1,575,133
Coles Group Ltd.	87,065	1,468,071
Dexus	395,121	1,656,297
Endeavour Group Ltd.(a)	641,839	1,563,660
GPT Group (The)	447,120	1,607,498
Lottery Corp. Ltd. (The)	387,603	1,515,819
Medibank Pvt. Ltd.	446,547	1,615,628
Mirvac Group	1,165,435	1,458,957
National Australia Bank Ltd.	54,104	1,563,740
Scentre Group	616,000	1,688,114
Suncorp Group Ltd.	106,409	1,429,062
Telstra Group Ltd.	628,548	2,214,911
TPG Telecom Ltd.	597,062	1,496,200
Transurban Group	186,406	1,932,206
Vicinity Ltd.	848,918	1,592,464
Wesfarmers Ltd.	25,950	1,622,385
Westpac Banking Corp.	54,616	1,445,593
		30,854,592
Belgium-2.30%
Ackermans & van Haaren N.V.	4,745	1,469,330
Ageas S.A./N.V.	23,116	1,908,703
Elia Group S.A./N.V.	8,802	1,258,350
Groupe Bruxelles Lambert N.V.	19,674	1,770,533
KBC Group N.V.	10,659	1,529,934
		7,936,850
Canada-12.97%
AltaGas Ltd.	42,570	1,692,664
Bank of Montreal(a)	10,065	1,804,217
Bank of Nova Scotia (The)	24,208	2,122,007
BCE, Inc.(a)	68,256	1,479,606
Canadian Imperial Bank of Commerce	15,507	1,835,394
Canadian National Railway Co.	11,718	1,488,921
CCL Industries, Inc., Class B	22,997	1,523,735
Emera, Inc.(a)	42,828	2,286,948
Enbridge, Inc.	32,855	1,786,491
Fortis, Inc.	40,324	2,293,798
George Weston Ltd.	19,699	1,471,194
Great-West Lifeco, Inc.	30,185	1,999,782
Hydro One Ltd.(b)	56,657	2,358,605
Intact Financial Corp.	7,274	1,427,215
Loblaw Cos. Ltd.	29,983	1,406,552
Manulife Financial Corp.	37,861	1,680,312
Metro, Inc.	23,776	1,579,248
National Bank of Canada	12,642	2,043,393
Pembina Pipeline Corp.	31,895	1,558,316
Power Corp. of Canada	26,356	1,799,839
Royal Bank of Canada	10,891	2,277,883
Sun Life Financial, Inc.	20,430	1,693,847
TC Energy Corp.	25,224	1,697,363
TELUS Corp.	141,218	1,346,899
Toronto-Dominion Bank (The)	17,462	2,091,681
		44,745,910
China-0.48%
Wilmar International Ltd.	535,794	1,636,790
	Shares	Value
Denmark-1.03%
Danske Bank A/S	27,951	$1,604,919
Tryg A/S	81,849	1,943,388
		3,548,307
Finland-2.40%
Elisa OYJ(a)	34,258	1,378,470
Kesko OYJ, Class B(a)	67,193	1,670,496
Kone OYJ, Class B	26,137	1,504,627
Nordea Bank Abp	86,035	1,734,468
Sampo OYJ	178,513	1,971,997
		8,260,058
France-3.35%
Air Liquide S.A.	9,170	1,802,496
AXA S.A.	31,443	1,626,006
Bollore SE	238,297	1,061,810
Danone S.A.	17,628	1,368,123
ENGIE S.A.	47,823	1,487,337
Orange S.A.	67,544	1,287,296
TotalEnergies SE	15,282	1,344,232
Veolia Environnement S.A.	39,628	1,573,377
		11,550,677
Germany-2.73%
Allianz SE	3,406	1,692,713
Deutsche Boerse AG	4,734	1,422,748
E.ON SE	67,315	1,446,917
Hannover Rueck SE	5,426	1,560,501
Henkel AG & Co. KGaA, Preference Shares	20,019	1,741,296
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,575	1,543,316
		9,407,491
Hong Kong-5.25%
CK Infrastructure Holdings Ltd.	196,854	1,570,375
CLP Holdings Ltd.	298,764	2,970,718
HK Electric Investments & HK Electric Investments Ltd.	3,208,500	2,642,681
HKT Trust & HKT Ltd.	1,311,508	2,220,408
Hong Kong & China Gas Co. Ltd. (The)	2,232,457	1,998,782
Link REIT	305,600	1,523,417
MTR Corp. Ltd.(a)	389,401	1,643,117
Power Assets Holdings Ltd.(a)	246,538	1,856,236
Swire Pacific Ltd., Class A	133,500	1,695,545
		18,121,279
Italy-2.42%
Assicurazioni Generali S.p.A.(a)	33,648	1,701,405
Enel S.p.A.	135,774	1,529,894
Poste Italiane S.p.A.(a)	49,656	1,498,835
Snam S.p.A.	261,577	1,769,709
Terna S.p.A.	162,258	1,855,954
		8,355,797
Japan-23.80%
Advance Residence Investment Corp.(a)	2,374	2,201,016
ALSOK Co. Ltd.	228,127	1,675,587
Asahi Group Holdings Ltd.(a)	155,244	1,618,936
Bridgestone Corp.	63,568	1,568,656
Daito Trust Construction Co. Ltd.	78,978	1,665,817
Daiwa House Industry Co. Ltd.	59,911	1,758,054
Daiwa House REIT Investment Corp.	3,048	2,358,148
GLP J-Reit	2,412	2,190,260
Hankyu Hanshin Holdings, Inc.(a)	47,362	1,400,287
Hulic Co. Ltd.	128,395	1,410,607
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Iida Group Holdings Co. Ltd.	110,972	$1,587,573
Invincible Investment Corp.	4,548	1,741,598
Japan Metropolitan Fund Investment Corp.	2,831	2,089,590
Japan Real Estate Investment Corp.	2,395	1,831,393
Japan Tobacco, Inc.	35,644	1,588,057
Kao Corp.	87,896	1,805,435
KDX Realty Investment Corp.	2,381	2,325,327
Keio Corp.	345,844	1,755,724
Kintetsu Group Holdings Co. Ltd.	66,900	1,452,073
Kyushu Railway Co.	84,505	1,905,481
Lixil Corp.(a)	143,122	1,553,254
Marui Group Co. Ltd.	82,192	1,530,046
Medipal Holdings Corp.	92,962	1,672,660
MEIJI Holdings Co. Ltd.	69,326	1,647,556
Mitsubishi HC Capital, Inc.(a)	183,291	1,686,326
Nichirei Corp.	113,420	1,576,378
Nippon Building Fund, Inc.	2,308	1,945,347
Nippon Prologis REIT, Inc.	3,264	1,853,554
Nisshin Seifun Group, Inc.	145,314	1,838,169
Nomura Real Estate Master Fund, Inc.	2,304	2,201,983
NTT, Inc.(a)	2,140,251	2,049,914
Odakyu Electric Railway Co. Ltd.	131,903	1,458,805
Oji Holdings Corp.	307,328	1,688,660
ORIX JREIT, Inc.	3,570	2,308,405
Secom Co. Ltd.	36,635	1,576,903
Sekisui House Ltd.(a)	73,511	1,608,111
SoftBank Corp.	1,343,742	1,884,625
Sundrug Co. Ltd.	71,071	1,688,103
Suntory Beverage & Food Ltd.	56,480	1,636,237
Takeda Pharmaceutical Co. Ltd.	47,661	1,635,238
Tobu Railway Co. Ltd.	96,004	1,860,836
Tokyo Metro Co. Ltd.(a)	224,588	2,057,415
Tokyu Corp.	152,724	1,675,332
United Urban Investment Corp.	2,007	2,049,424
USS Co. Ltd.	134,235	1,693,960
West Japan Railway Co.	95,031	1,791,866
		82,098,726
Netherlands-1.45%
Koninklijke Ahold Delhaize N.V.	36,656	1,446,662
Koninklijke KPN N.V.	339,324	1,598,623
NN Group N.V.	20,966	1,971,825
		5,017,110
New Zealand-1.84%
Auckland International Airport Ltd.	336,566	1,721,544
Contact Energy Ltd.	301,209	1,606,929
Mercury NZ Ltd.	377,295	1,485,318
Spark New Zealand Ltd.	1,369,672	1,544,820
		6,358,611
Norway-3.22%
DNB Bank ASA	47,983	1,543,894
Gjensidige Forsikring ASA	53,187	1,585,497
Mowi ASA	71,118	1,521,933
Orkla ASA	141,013	1,565,258
SpareBank 1 Sor-Norge ASA, Class B	78,584	1,759,189
Storebrand ASA	84,443	1,796,128
Telenor ASA	93,795	1,324,986
		11,096,885
Singapore-7.88%
CapitaLand Ascendas REIT	1,098,531	2,198,019
CapitaLand Integrated Commercial Trust	1,108,758	2,149,546
	Shares	Value
Singapore-(continued)
CapitaLand Investment Ltd.	910,490	$1,884,867
DBS Group Holdings Ltd.	43,435	2,503,423
Genting Singapore Ltd.(a)	2,868,394	1,418,222
Jardine Cycle & Carriage Ltd.	62,044	1,420,360
Mapletree Industrial Trust(a)	1,576,133	2,369,288
Mapletree Logistics Trust(a)	2,064,854	1,992,648
Mapletree Pan Asia Commercial Trust(a)	2,056,043	2,129,976
Oversea-Chinese Banking Corp. Ltd.	116,824	2,650,659
Singapore Airlines Ltd.	352,509	2,112,409
Singapore Exchange Ltd.	89,096	1,696,759
United Overseas Bank Ltd.	78,827	2,663,055
		27,189,231
Spain-1.49%
Endesa S.A.	34,749	1,688,287
Iberdrola S.A.	86,219	2,043,396
Naturgy Energy Group S.A.	42,090	1,400,952
		5,132,635
Sweden-6.46%
Alfa Laval AB	24,647	1,455,841
Assa Abloy AB, Class B	39,595	1,466,462
Essity AB, Class B	59,059	1,712,504
Holmen AB, Class B	45,633	1,544,669
Industrivarden AB, Class C(a)	29,379	1,678,041
Investor AB, Class B(a)	42,001	1,810,969
L E Lundbergforetagen AB, Class B(a)	29,318	1,757,709
Securitas AB, Class B	87,799	1,407,804
Skandinaviska Enskilda Banken AB, Class A	82,734	1,935,048
Svenska Cellulosa AB S.C.A., Class B	129,500	1,469,558
Svenska Handelsbanken AB, Class A	99,814	1,523,365
Swedbank AB, Class A	45,590	1,820,196
Tele2 AB, Class B	76,430	1,321,609
Telia Co. AB(a)	299,917	1,387,284
		22,291,059
Switzerland-4.81%
EMS-Chemie Holding AG(a)	1,711	1,731,340
Geberit AG	2,482	1,634,178
Givaudan S.A.	344	1,373,898
Lonza Group AG(c)	2,218	1,544,751
Nestle S.A.	14,191	1,417,354
Schindler Holding AG, PC	4,862	1,529,326
SGS S.A.	14,296	1,692,768
Swiss Life Holding AG	1,759	2,074,077
Swisscom AG	2,298	1,764,580
Zurich Insurance Group AG	2,407	1,832,120
		16,594,392
United Kingdom-4.90%
Aviva PLC	169,956	1,588,292
Bunzl PLC	42,610	1,605,593
Haleon PLC	307,674	1,504,002
Imperial Brands PLC	38,478	1,458,107
J Sainsbury PLC	345,571	1,663,978
Legal & General Group PLC	377,132	1,529,017
National Grid PLC(a)	91,670	1,465,079
Reckitt Benckiser Group PLC	21,651	1,525,804
Shell PLC	31,663	1,447,119
Tesco PLC	221,126	1,453,327
Unilever PLC	26,007	1,652,307
		16,892,625
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United States-1.78%
Ferrovial N.V.	22,826	$1,491,870
Novartis AG	10,804	1,688,405
Swiss Re AG	9,192	1,528,553
Waste Connections, Inc.	8,577	1,435,807
		6,144,635
Total Common Stocks & Other Equity Interests (Cost $307,623,387)		343,233,660
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $193,080)	193,080	193,080
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $307,816,467)		343,426,740
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.18%
Invesco Private Government Fund, 3.69%(d)(e)(f)	10,609,245	$10,609,245
Invesco Private Prime Fund, 3.82%(d)(e)(f)	31,409,313	31,412,454
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,020,993)		42,021,699
TOTAL INVESTMENTS IN SECURITIES-111.75% (Cost $349,837,460)		385,448,439
OTHER ASSETS LESS LIABILITIES-(11.75)%		(40,514,219)
NET ASSETS-100.00%		$344,934,220

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$165,733	$20,483,294	$(20,455,947)	$-	$-	$193,080	$12,939
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,699,984	85,489,955	(83,580,694)	-	-	10,609,245	720,312 *
Invesco Private Prime Fund	27,042,662	152,881,602	(148,507,066)	961	(5,705)	31,412,454	849,830 *
Total	$35,908,379	$258,854,851	$(252,543,707)	$961	$(5,705)	$42,214,779	$1,583,081

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-2.03%
ALS Ltd.	273,598	$4,121,852
Evolution Mining Ltd.	1,599,242	12,657,491
Lynas Rare Earths Ltd.(a)	518,655	5,081,077
Orica Ltd.	257,971	4,206,334
Rio Tinto PLC	515,448	50,011,586
Telstra Group Ltd.	1,983,426	6,989,303
		83,067,643
Austria-1.13%
BAWAG Group AG(b)	41,689	8,435,288
Erste Group Bank AG	200,742	26,182,483
Raiffeisen Bank International AG	71,610	4,905,561
Strabag SE, BR	7,301	703,088
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,689	2,591,050
voestalpine AG	70,457	3,661,848
		46,479,318
Belgium-0.67%
Elia Group S.A./N.V.	35,426	5,064,564
KBC Group N.V.	155,394	22,304,397
		27,368,961
Canada-15.33%
Agnico Eagle Mines Ltd.	280,384	40,677,016
Bank of Montreal(c)	315,351	56,528,721
Bank of Nova Scotia (The)	804,040	70,479,951
Barrick Mining Corp., Class C	1,509,078	55,345,948
Bombardier, Inc., Class B(a)	64,523	15,534,090
Cameco Corp.	259,576	22,385,504
Canadian Imperial Bank of Commerce	550,015	65,099,255
Emera, Inc.(c)	144,390	7,710,201
Great-West Lifeco, Inc.	128,346	8,503,031
Kinross Gold Corp.	924,489	21,299,130
Loblaw Cos. Ltd.	248,703	11,667,067
Lundin Gold, Inc.	75,969	4,250,495
Pan American Silver Corp.	232,176	9,989,766
Power Corp. of Canada	404,764	27,641,153
Saputo, Inc.	175,331	4,928,040
Toromont Industries Ltd.	42,524	6,392,013
Toronto-Dominion Bank (The)	1,414,617	169,449,507
Wheaton Precious Metals Corp.	272,755	29,646,564
		627,527,452
Chile-0.65%
Antofagasta PLC	230,228	11,457,718
Lundin Mining Corp.(c)	607,271	15,025,396
		26,483,114
China-0.43%
BOC Hong Kong (Holdings) Ltd.	2,383,103	15,849,410
Chow Tai Fook Jewellery Group Ltd.(c)	1,149,601	1,810,762
		17,660,172
Denmark-0.47%
Danske Bank A/S	333,430	19,145,230
Finland-0.54%
Fortum OYJ	220,807	5,008,459
Metso OYJ(c)	373,753	6,980,224
Wartsila OYJ Abp	299,995	10,150,592
		22,139,275
France-3.56%
Bouygues S.A.	111,943	6,291,514
	Shares	Value
France-(continued)
ENGIE S.A.	1,494,428	$46,478,004
Orange S.A.(c)	1,335,294	25,448,868
Societe Generale S.A.	601,816	56,441,183
Thales S.A.	39,504	11,220,671
		145,880,240
Germany-7.11%
Bayer AG	590,738	32,709,571
Commerzbank AG(c)	550,432	23,952,433
Deutsche Bank AG	973,844	35,762,525
E.ON SE	1,530,908	32,906,431
Heidelberg Materials AG	57,806	10,737,199
Rheinmetall AG	27,976	36,899,488
RWE AG	552,904	36,289,693
Siemens Energy AG, Class A	481,243	82,031,705
		291,289,045
Hong Kong-3.35%
AIA Group Ltd.	5,361,578	54,055,037
CK Asset Holdings Ltd.	1,003,806	6,114,827
DFI Retail Group Holdings Ltd.	218,602	864,297
Henderson Land Development Co. Ltd.	646,748	2,344,939
HKT Trust & HKT Ltd.	1,654,478	2,801,063
Hongkong Land Holdings Ltd.	779,656	6,322,032
Jardine Matheson Holdings Ltd.	126,651	8,411,521
MTR Corp. Ltd.(c)	1,026,205	4,330,176
Prudential PLC	1,891,838	28,389,393
Sino Land Co. Ltd.(c)	2,829,131	3,853,788
Sun Hung Kai Properties Ltd.	1,137,331	17,852,062
Swire Properties Ltd.	606,220	1,846,476
		137,185,611
Ireland-0.66%
AIB Group PLC	1,235,550	14,662,053
Bank of Ireland Group PLC	591,766	12,399,019
		27,061,072
Israel-4.09%
Bank Hapoalim B.M.	886,103	21,473,082
Bank Leumi le-Israel B.M.	1,005,563	23,715,928
Bezeq The Israeli Telecommunication Corp. Ltd.	1,311,753	3,137,202
Clal Insurance Enterprises Holdings Ltd.	50,745	3,833,175
Delek Group Ltd.	55,024	1,449,971
Delek Yizum Nechasim Ltd.(a)	20	441
El Al Israel Airlines	170,300	754,818
Elbit Systems Ltd.	16,630	13,409,481
Energix-Renewable Energies Ltd.	139,817	1,011,313
Enlight Renewable Energy Ltd.(a)	141,796	12,011,983
FIBI Holdings Ltd.	8,717	853,994
First International Bank of Israel Ltd. (The)	25,270	1,947,841
Harel Insurance Investments & Financial Services Ltd.	97,795	5,596,009
Matrix IT Ltd.	23,833	674,073
Meitav Investment House Ltd.	38,448	1,660,543
Menora Mivtachim Holdings Ltd.	17,276	2,696,530
Migdal Insurance & Financial Holdings Ltd.(a)	340,011	1,927,778
Mizrahi Tefahot Bank Ltd.	71,536	5,313,752
Next Vision Stabilized Systems Ltd.	76,304	5,920,640
OPC Energy Ltd.(a)	168,158	5,266,275
Phoenix Finance Ltd.	223,983	12,535,439
Plus500 Ltd.	39,269	2,059,431
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Israel-(continued)
Strauss Group Ltd.	39,046	$1,476,003
Teva Pharmaceutical Industries Ltd., ADR(a)	581,550	20,360,065
Tower Semiconductor Ltd.(a)	84,487	18,474,111
		167,559,878
Italy-5.94%
Banca Mediolanum S.p.A.	122,477	3,274,370
Banco BPM S.p.A.	750,074	13,664,128
BPER Banca S.p.A.	929,095	15,063,038
Enel S.p.A.	4,372,001	49,263,486
Intesa Sanpaolo S.p.A.	7,171,233	54,087,397
Leonardo S.p.A.	182,388	11,598,215
Poste Italiane S.p.A.(c)	343,408	10,365,555
Snam S.p.A.	1,080,675	7,311,346
UniCredit S.p.A.	833,144	78,398,249
		243,025,784
Japan-19.93%
Advantest Corp.	481,548	95,073,483
AEON Co. Ltd.	1,299,155	11,137,984
ENEOS Holdings, Inc.	1,393,142	11,496,637
Food & Life Cos. Ltd.	169,911	5,927,710
Fujikura Ltd.	1,174,546	29,783,238
Hachijuni Nagano Bank Ltd.	276,578	4,294,238
Haseko Corp.	128,635	2,236,525
Ibiden Co. Ltd.	237,608	23,753,065
IHI Corp.(c)	752,345	13,144,805
Inpex Corp.	626,035	14,418,398
Iyogin Holdings, Inc.	143,331	3,222,443
Japan Metropolitan Fund Investment Corp.	4,299	3,173,136
Japan Post Bank Co. Ltd.	1,003,222	19,382,814
Japan Post Insurance Co. Ltd.	262,769	2,891,197
Japan Tobacco, Inc.	583,932	26,016,091
JX Advanced Metals Corp.(c)	493,415	11,422,918
Kajima Corp.	432,430	14,438,434
Kandenko Co. Ltd.	109,243	3,630,909
Kinden Corp.	89,031	3,915,160
Kioxia Holdings Corp.(a)	198,414	55,263,531
Kokusai Electric Corp.	87,285	3,926,151
Lasertec Corp.	40,990	9,409,631
Marubeni Corp.(c)	1,424,680	46,011,931
Mitsubishi Corp.	2,253,697	67,318,496
Mitsubishi Electric Corp.	1,169,502	42,097,362
Mitsubishi Estate Co. Ltd.	736,961	17,877,852
Mitsubishi Heavy Industries Ltd.	1,556,450	36,334,907
Mitsui & Co. Ltd.	1,638,240	50,230,337
Nexon Co. Ltd.	196,618	3,079,165
NGK Corp.	168,935	5,775,654
Obayashi Corp.	407,596	8,004,978
Oji Holdings Corp.	528,433	2,903,555
Open House Group Co. Ltd.	37,504	1,991,372
ORIX JREIT, Inc.	2,472	1,598,425
Osaka Gas Co. Ltd.	354,199	12,143,024
Resonac Holdings Corp.(c)	118,011	9,822,806
Shimizu Corp.	432,610	6,367,902
Shizuoka Financial Group, Inc.	305,848	6,028,310
Sojitz Corp.	143,678	4,796,737
Sumitomo Corp.	3,344,878	34,693,548
Sumitomo Electric Industries Ltd.	1,845,412	24,405,801
Sumitomo Metal Mining Co. Ltd.	209,908	10,543,165
Taisei Corp.	162,793	13,176,696
	Shares	Value
Japan-(continued)
Tokyo Century Corp.	90,304	$1,474,556
Tokyo Gas Co. Ltd.	160,232	6,181,073
Tokyo Ohka Kogyo Co. Ltd.	73,422	3,973,381
Tokyo Tatemono Co. Ltd.	101,248	2,134,851
Toyo Seikan Group Holdings Ltd.	72,922	1,851,477
Toyota Tsusho Corp.	573,918	23,802,713
Yokohama Rubber Co. Ltd. (The)(c)	71,629	3,399,875
		815,978,447
Luxembourg-0.41%
ArcelorMittal S.A.	237,199	16,717,346
Mexico-0.16%
Fresnillo PLC	197,448	6,641,350
Netherlands-2.29%
ABN AMRO Bank N.V., CVA(b)	457,130	20,632,812
ING Groep N.V.(c)	1,598,464	56,045,898
NN Group N.V.	183,216	17,231,229
		93,909,939
Nigeria-0.07%
Airtel Africa PLC(b)	616,246	2,777,544
Norway-0.08%
Aker ASA, Class A	12,380	1,664,212
Protector Forsikring ASA	31,164	1,620,458
		3,284,670
Portugal-0.17%
Banco Comercial Portugues S.A., Class R	5,788,351	7,115,794
Singapore-2.44%
City Developments Ltd.	464,729	2,839,263
DBS Group Holdings Ltd.	959,271	55,288,613
Keppel Ltd.	998,518	8,908,345
Singapore Exchange Ltd.	382,187	7,278,430
Singapore Technologies Engineering Ltd.	1,226,017	9,623,652
Singapore Telecommunications Ltd.	3,510,357	12,132,708
UOL Group Ltd.	499,010	3,846,476
		99,917,487
Spain-11.48%
ACS Actividades de Construccion y Servicios S.A.	155,316	19,753,650
Banco Bilbao Vizcaya Argentaria S.A.	4,319,588	120,813,372
Banco Santander S.A.(c)	12,314,736	174,748,763
CaixaBank S.A.	2,917,957	42,291,712
Endesa S.A.	187,165	9,093,449
Iberdrola S.A.(c)	3,645,282	86,393,409
Repsol S.A.	548,829	16,713,070
		469,807,425
Sweden-1.72%
Boliden AB	171,337	8,605,180
Saab AB, Class B	247,161	15,502,080
Sandvik AB	555,455	20,732,339
Swedbank AB, Class A	534,988	21,359,574
Tele2 AB, Class B	240,644	4,161,158
		70,360,331
United Kingdom-14.22%
Barclays PLC	6,980,750	47,911,235
British American Tobacco PLC	962,818	58,318,783
HSBC Holdings PLC	9,661,089	205,430,613
Lloyds Banking Group PLC	42,485,048	65,568,183
NatWest Group PLC	4,109,320	38,704,184
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Rolls-Royce Holdings PLC	5,478,026	$109,122,583
Standard Chartered PLC	1,010,264	29,826,765
Standard Life PLC	426,330	5,304,747
Vodafone Group PLC	10,813,410	17,135,314
Zegona Communications PLC	236,298	4,656,451
		581,978,858
United States-0.65%
Holcim AG(a)	291,555	26,460,607
Zambia-0.24%
First Quantum Minerals Ltd.(a)	349,494	9,681,247
Total Common Stocks & Other Equity Interests (Cost $3,451,555,901)		4,086,503,840
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $3,940,624)	3,940,624	3,940,624
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $3,455,496,525)		4,090,444,464
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.25%
Invesco Private Government Fund, 3.69%(d)(e)(f)	59,786,382	$59,786,382
Invesco Private Prime Fund, 3.82%(d)(e)(f)	155,275,762	155,291,290
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $215,071,748)		215,077,672
TOTAL INVESTMENTS IN SECURITIES-105.17% (Cost $3,670,568,273)		4,305,522,136
OTHER ASSETS LESS LIABILITIES-(5.17)%		(211,631,087)
NET ASSETS-100.00%		$4,093,891,049

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $31,845,644, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$666,408	$305,067,321	$(301,793,105)	$-	$-	$3,940,624	$157,000
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,061,013	611,667,304	(588,941,935)	-	-	59,786,382	1,879,937 *
Invesco Private Prime Fund	100,549,001	1,304,910,595	(1,250,177,848)	6,138	3,404	155,291,290	2,654,460 *
Total	$138,276,422	$2,221,645,220	$(2,140,912,888)	$6,138	$3,404	$219,018,296	$4,691,397

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2026
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,900,495	$371,593,089	$0	$424,493,584
Money Market Funds	-	10,668,175	-	10,668,175
Total Investments in Securities	52,900,495	382,261,264	-	435,161,759
Other Investments - Liabilities*
Futures Contracts	(79,363)	-	-	(79,363)
Total Investments	$52,821,132	$382,261,264	$0	$435,082,396
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,249,293	$20,723,810	$0	$23,973,103
Money Market Funds	-	333,803	-	333,803
Total Investments	$3,249,293	$21,057,613	$0	$24,306,906
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,181,717	$297,051,943	$-	$343,233,660
Money Market Funds	193,080	42,021,699	-	42,214,779
Total Investments	$46,374,797	$339,073,642	$-	$385,448,439
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$672,594,601	$3,413,909,239	$-	$4,086,503,840
Money Market Funds	3,940,624	215,077,672	-	219,018,296
Total Investments	$676,535,225	$3,628,986,911	$-	$4,305,522,136

*	Futures contracts is valued at unrealized appreciation (depreciation).